Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Net	$ 29,918
[PrepaidCharterRevenueMember]
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Gross	42,000
Prepaid Charter Revenue, Accumulated Amortization	(12,204)
Prepaid Charter Revenue, Net	29,796
[DeferredAssetFromVaryingCharterRatesMember]
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Gross	122
Prepaid Charter Revenue, Accumulated Amortization	0
Prepaid Charter Revenue, Net	$ 122